Financial Instruments (Schedule of Group's Interest-Bearing Financial Instruments) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fixed rate instruments [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	₪ 656	₪ 355
Financial liabilities	(3,320)	(3,865)
Financial assets liabilities	(2,664)	(3,510)
Variable rate instruments [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	₪ 995	₪ 1,179